Consolidated Statements of income (loss) and Comprehensive income (loss) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Statement of comprehensive income [abstract]
Revenue	$ 374,240	$ 299,180	[1]
Excise taxes	(30,947)	(29,543)	[1]
Net revenue	343,293	269,637	[1]
Cost of sales	189,240	191,950	[1]
Gross profit before fair value adjustments	154,053	77,687	[1]
Changes in fair value of inventory and biological assets sold	141,807	80,546	[1]
Unrealized gain on changes in fair value of biological assets	(175,361)	(134,588)	[1]
Gross profit (loss)	187,607	131,729	[1]
Expense
General and administration	97,257	91,325	[1]
Sales and marketing	56,281	51,910	[1]
Business development costs	3,435	5,326	[1]
Research and development	3,676	3,572	[1]
Depreciation and amortization	9,080	11,980	[1]
Share-based compensation	12,930	12,717	[1]
Total Expense	182,659	176,830	[1]
Income (loss) from operations	4,948	(45,101)	[1]
Other income (expenses)
Interest and other income	11,505	12,820	[1]
Finance and other costs	(8,420)	(13,798)	[1]
Foreign exchange gain (loss)	11,441	(415)	[1]
Other gains	1,604	27,263	[1]
Restructuring charges	0	(1,508)	[1]
Impairment of property, plant and equipment	(696)	(4,042)	[2]
Impairment of intangible assets and goodwill	0	(32,856)	[2]
Total Other income (expenses)	15,434	(12,536)	[1]
Income (loss) before taxes	20,382	(57,637)	[1]
Income tax recovery (expense)
Current	(7,808)	(1,109)	[1]
Deferred, net	3,189	1,663	[1]
Income tax expense (recovery)	(4,619)	554	[1]
Net income (loss) from continuing operations	15,763	(57,083)	[1]
Net loss from discontinued operations, net of tax	(14,172)	(12,243)	[1]
Net income (loss)	1,591	(69,326)	[1]
Other comprehensive income (loss) (“OCI”) that will not be reclassified to net income (loss)	0	0	[1]
Other comprehensive income (loss) that may be reclassified to net income (loss)
Realized gain on marketable securities	0	4,733	[1]
Foreign currency translation gain (loss)	(9,150)	1,574	[1]
Total other comprehensive income (income (loss))	(9,150)	6,307	[1]
Comprehensive income (loss) from continuing operations	6,613	(50,776)	[1]
Comprehensive loss from discontinued operations	(14,172)	(12,243)	[1]
Comprehensive income (loss)	(7,559)	(63,019)	[1]
Net income (loss) from continuing operations attributable to:
Aurora Cannabis Inc.	16,440	(53,339)	[1]
Non-controlling interests	(677)	(3,744)	[1]
Net loss from discontinued operations attributable to:
Aurora Cannabis Inc.	(14,172)	(12,243)	[1]
Non-controlling interests	0	0	[1]
Comprehensive income (loss) attributable to:
Aurora Cannabis Inc.	(6,882)	(59,275)	[1]
Non-controlling interests	$ (677)	$ (3,744)	[1]
Income (loss) per share - basic
Basic, continuing operations (in CAD per share)	$ 0.30	$ (1.23)	[1]
Basic, discontinued operations (in CAD per share)	(0.26)	(0.28)	[1]
Basic income (loss) per share (in CAD per share)	0.04	(1.52)	[1]
Income (loss) per share - diluted
Diluted, continuing operations (in CAD per share)	0.30	(1.23)	[1]
Diluted, discontinued operations (in CAD per share)	(0.26)	(0.28)	[1]
Diluted income (loss) per share (in CAD per share)	$ 0.04	$ (1.52)	[1]

[1]	Comparative information has been adjusted due to discontinued operations see Note 8(b).
[2]	Comparative information has been adjusted due to discontinued operations see Note 8(b).